Accounts Receivable	12 Months Ended
Dec. 31, 2025
Accounts Receivable [Abstract]
Accounts Receivable
5.	Accounts Receivable

	As of December 31,
	2024	2025	2025
	RMB	RMB	US$
Accounts receivable	302,465	272,990	39,037
Less: allowance for credit losses	(6,752)	(6,658)	(952)
Accounts receivable, net	295,713	266,332	38,085

The following table presents the movement in the allowance for credit losses:

	As of December 31,
	2024	2025	2025
	RMB	RMB	US$
Balance at beginning of year	(6,373)	(6,752)	(966)
Additions	(911)	(213)	(30)
Reversals	532	307	44
Balance at end of year	(6,752)	(6,658)	(952)

The Company’s accounts receivable as of December 31, 2024 and 2025 are aged within 90 days, except for the RMB79,296 and RMB36,467 (US$5,215) balance due from a third party as of December 31, 2024 and 2025, respectively, which represents the current portion of a long term receivable disclosed in note 11.